Business Combinations - Additional Information (Detail) - USD ($) $ in Millions	Mar. 01, 2021	Jan. 01, 2021	Dec. 29, 2020	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Recognized Gain		$ 22
Goodwill				$ 2,122	$ 2,095		$ 1,976
Recognition Intangible assets		53
Recognition Debt		45
Ford [Member]
Business Acquisition [Line Items]
Recognized Gain	$ 18
Cash Acquired	$ 94
Business Combination [Member]
Business Acquisition [Line Items]
Goodwill		90
Hongli [Member]
Business Acquisition [Line Items]
Total purchase price		95
Cash Acquired		$ 17
Acquired equity interest		65.00%				15.00%
Getrag Transmission Co., Ltd [Member]
Business Acquisition [Line Items]
Proceeds from Sale of Equity Method Investments			$ 239
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents			98
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment			211
Business Combination, Acquisition of Less than 100 Percent, Noncontrolling Interest, Fair Value			122
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net			$ 52